Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Current	$ (377)	$ (2,180)	$ (1,412)	$ (3,342)
Deferred	(1,915)	577	(2,677)	6,013
Income tax (expense) recovery	$ (2,292)	$ (1,603)	$ (4,089)	$ 2,671